Shareholders' equity - Summary of Shares Repurchased (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock by Class
ASML's authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Amount of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	9
Ordinary shares	699,999,000	€0.09 per share	9
Ordinary shares B	9,000	€0.01 per share	1
The issued and fully paid up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2018	2019	2020
Issued ordinary shares with nominal value of €0.09	421,097,729	419,810,706	416,514,034
Issued ordinary treasury shares with nominal value of €0.09	10,368,038	5,848,998	2,983,454
Total issued ordinary shares with nominal value of €0.09	431,465,767	425,659,704	419,497,488

Accelerated Share Repurchases
The following table provides a summary of shares repurchased by ASML in 2020:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 23 - 31, 2020	371,468	264.49	371,468	5,901.8
February 1 - 29, 2020	1,071,844	275.41	1,443,312	5,606.5
March 1 - 31, 2020	463,235	246.12	1,906,547	5,492.5
April 1 - 30, 2020	—	—	1,906,547	5,492.5
May 1 - 31, 2020	—	—	1,906,547	5,492.5
June 1 - 30, 2020	—	—	1,906,547	5,492.5
July 1 - 31, 2020	—	—	1,906,547	5,492.5
August 1 - 31, 2020	—	—	1,906,547	5,492.5
September 1 - 30, 2020	—	—	1,906,547	5,492.5
October 1 - 31, 2020	578,776	320.19	2,485,323	5,307.2
November 1 - 30, 2020	800,405	347.77	3,285,728	5,028.9
December 1 - 18, 2020	622,701	379.51	3,908,429	4,792.5
Total	3,908,429	308.94